Taxes (Details Narrative) - USD ($)		12 Months Ended
	May 14, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
DisclosureTaxesLineItems [Line Items]
Payment Terms		The payment term is 145 monthly installments, indexed by the Selic interest rate, as of January 2018.
Gain for the recovery of taxes		$ 903,000,000
Other recoverable taxes		266,000,000
Decrease in deferred income taxes		611,000,000
Cumulative translation adjustment		$ 26,000,000
Description of useful life, property, plant and equipment		straight line over 4 years.
Income taxes		$ 8,239,000,000	$ (1,174,000,000)	$ 4,200,000,000
Compensation on payment of federal taxes		910,000,000	1,857,000,000
Non-current receivables		$ 1,900,000,000	2,631,000,000
BRAZIL
DisclosureTaxesLineItems [Line Items]
Brazilian statutory corporate tax rates		25.00%
Brazilian statutory social contribution tax rates		9.00%
Rio De Janeiro [Member]
DisclosureTaxesLineItems [Line Items]
Settle tax claims		$ 322,000,000
Disbursement amount		125,000,000
Gain on reversal of provision		209
I R P J And C S L L [Member]
DisclosureTaxesLineItems [Line Items]
Other taxes		10,712,000,000	7,908,000,000
Sales Taxes P I S And C O F I N S [Member]
DisclosureTaxesLineItems [Line Items]
Income taxes			3,226,000,000
Addditional credit	$ 890,000,000
Net gain in income		542,000,000	2,050,000,000
Non-current receivables		594,000,000
P I S And C O F I N S [Member]
DisclosureTaxesLineItems [Line Items]
Non-current receivables			$ 681,000,000
State Tax [Member]
DisclosureTaxesLineItems [Line Items]
[custom:GainOnTax]		209,000,000
State Tax [Member] | Rio De Janeiro [Member]
DisclosureTaxesLineItems [Line Items]
Loss on Programs		21,000,000
Gain on other income and expenses		147,000,000
Finance Income		40,000,000
State Tax [Member] | Bahia Rio Grande Do Sul [Member]
DisclosureTaxesLineItems [Line Items]
Loss on Programs		$ 1,000,000